THE WACHOVIA FUNDS & THE WACHOVIA MUNICIPAL FUNDS

CLASS A SHARES

CLASS Y SHARES

(ALL PORTFOLIOS)

CLASS B SHARES

(WACHOVIA EQUITY FUND)

(WACHOVIA QUANTITATIVE EQUITY FUND)

(WACHOVIA BALANCED FUND)

(WACHOVIA FIXED INCOME FUND)
SUPPLEMENT TO PROSPECTUSES DATED JULY 31, 1997

Please delete the fourth sentence of the first paragraph under the section entitled "Wachovia Fixed Income Fund" and replace it with the following:

      "The Fund pursues its investment objectives by investing primarily in a diversified portfolio of fixed income securities that, at the time of purchase, are rated in the top four investment categories by a nationally recognized statistical rating organization (NRSRO) or, if unrated, are of comparable quality to securities with such ratings."

In addition, please insert the following as a second bullet-point within the same section:

          "with respect to 5% of the Fund's total assets, corporate debt obligations, including demand master notes rated at the time of purchase Baa by Moody's or BBB by S&P or, if unrated, of comparable quality as determined by the Fund's investment adviser;"

Please insert the following as a second bullet-point within the sub-section entitled "Characteristics" under the section entitled "State Municipal Securities":

     "with respect to 5% of total Fund assets, rated Baa by Moody's or BBB by S&P at time of purchase;"

Please delete the second paragraph within the sub-section entitled "Collateralized Mortgage Obligations" under the section entitled "Portfolio Investments" and replace it with the following:

      "A Fund may invest in CMOs which are rated AAA by an NRSRO or are of comparable quality as determined by a Fund's investment adviser, and which may be: (a) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (b) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or (c) collateralized by pools of mortgages without a government guarantee as to payment of principal and interest, but which have some form of credit enhancement. The FIXED INCOME FUND may also invest up to 5% of its total assets in CMOs which are rated Aa, A, or Baa by Moody's or AA, A, or BBB by S&P."

Please insert the following as the fourth sentence of the first paragraph within the sub-section entitled "Asset-Backed Securities" under the section entitled "Portfolio Investments":

      "The FIXED INCOME FUND may invest up to 5% of its total assets in asset-backed securities rated Baa by Moody's or BBB by S&P."

Please insert the following biographical information under the section entitled "Adviser's Background":

     "Roger L. Glenski is a portfolio manager of the SPECIAL VALUES FUND. Mr. Glenski joined Wachovia Asset Management in 1996, specializing in the valuation of closely-held businesses and small companies. Prior to joining Wachovia, he was employed by the accounting firm of Deloitte & Touche LLP in Chicago, Illinois. Mr. Glenski received a Bachelor's degree from the University of Missouri-Kansas City and an MBA from the University of Chicago. He is a Certified Public Accountant.

     Wayne F. Morgan is a portfolio manager of the BALANCED FUND and the FIXED INCOME FUND. He is a Senior Vice President of Wachovia Asset Management. Mr. Morgan joined Wachovia in June, 1997 as a senior fixed-income portfolio manager. Prior to joining Wachovia, he served as the Director of Investments at The University of North Carolina at Chapel Hill, where he oversaw the management of the University's endowment fund. Mr. Morgan is a native of North Carolina. He received both a BBA and an MBA from the University of North Carolina at Chapel Hill. Mr. Morgan is a Chartered Financial Analyst.

      Michael G. Sebesta is a portfolio manager of the BALANCED FUND and the FIXED INCOME FUND. He is a Vice President and Fixed-Income Portfolio Manager for Wachovia Asset Management. Mr. Sebesta joined Wachovia's Columbia, South Carolina Funds Management area as assistant vice president/portfolio manager in July, 1989. He became a mortgage securities trader for the Bond and Money Market Group in February, 1992 and was elected Vice President in 1993. In June, 1995 he became the investment portfolio manager for the Wachovia Bank Funds Management Group and joined Wachovia Asset Management as a fixed-income portfolio manager in July, 1997. Mr. Sebesta is a native of Jacksonville, Florida. He has a BA in Economics from Wake Forest University."

Please delete R. Emery Pike's biography and insert the following in its place:

     "Robert E. Pike is a Chartered Financial Analyst and Senior Vice President of Wachovia Asset Management. Mr. Pike joined Wachovia Bank, N.A. in 1985 as a bond sales associate and assumed his present position in June, 1989. He is a portfolio manager of the BALANCED FUND and the FIXED INCOME FUND. Mr. Pike holds both a BA in History and an MBA from Wake Forest University."

In addition, the biographies of Samuel M. Gibbs II and Michael W. Holt should reflect that they also manage the BALANCED FUND and the FIXED INCOME FUND. The biography of Harold (Rick) Nelson III should reflect that he also manages the FIXED INCOME FUND.

Please delete the section entitled "Administration of the Funds" and replace it with the following:

      "Federated Services Company, Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, through its various subsidiaries, provides the Funds with the administrative personnel and services, portfolio recordkeeping and transfer agency services necessary to operate the Funds. Such services include legal, accounting and other administrative services. Federated Services Company provides these at an annual rate, computed and payable daily, as specified below:

                                         AVERAGE AGGREGATE DAILY NET
                                        ASSETS OF THE WACHOVIA FUNDS
               MAXIMUM         (EXCLUDING WACHOVIA PRIME CASH MANAGEMENT FUND)
         ADMINISTRATIVE FEE          AND OF THE WACHOVIA MUNICIPAL FUNDS

             0.10 of 1%                   on the first $3.5 billion
             0.06 of 1%              on assets in excess of $3.5 billion

     Federated Services Company may choose voluntarily to waive or reimburse a portion of its fee at any time."

Please note that the Wachovia Balanced Fund and the Wachovia Fixed Income Fund may each invest in foreign government bond futures contracts. Although these futures will be entered into primarily for hedging purposes only, such transactions do involve certain risks. These risks include a lack of correlation between the futures contract and the price of the underlying obligation, as well as the risk of fluctuation in the value of foreign currencies in which the underlying obligation may be denominated. Please see the Funds' prospectus and Statement of Additional Information for a discussion of the risks generally associated with futures contracts, investment in foreign issuers and foreign currency transactions.

                                                               December 19, 1997





     G02165-02 (12/97)
[GRAPHIC OMITTED]












WACHOVIA EMERGING MARKETS FUND

WACHOVIA FIXED INCOME FUND

(PORTFOLIOS OF THE WACHOVIA FUNDS)

WACHOVIA GEORGIA MUNICIPAL BOND FUND

WACHOVIA NORTH CAROLINA MUNICIPAL BOND FUND

WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND

(PORTFOLIOS OF THE WACHOVIA MUNICIPAL FUNDS)
SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED JULY 31, 1997

Please insert the following new section immediately after the section entitled "Variable Rate U.S. Government Securities":

      "RATINGS

         The Fixed Income Fund, Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, and South Carolina Municipal Bond Fund may invest up to 5% of their respective total assets in securities rated Baa by Moody's or BBB by S&P. These securities have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. Downgrades will be evaluated on a case by case basis by the adviser. The adviser will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold."

In addition, within the section entitled "Investment Philosophy of the Emerging Markets Fund," please revise the second to the last sentence to include Romania, Russia, and South Africa.

                                                               December 19, 1997



[GRAPHIC OMITTED]

     G02165-03 (12/97)
[GRAPHIC OMITTED]




















     Cusip 929901684
     Cusip 929901304
     Cusip 929901833
     G02165-05 (12/97)
[GRAPHIC OMITTED]


WACHOVIA PRIME CASH MANAGEMENT FUND


WACHOVIA TAX-FREE MONEY MARKET FUND


WACHOVIA U.S. TREASURY MONEY MARKET FUND

INSTITUTIONAL SHARES

(PORTFOLIOS OF THE WACHOVIA FUNDS)
SUPPLEMENT TO PROSPECTUS DATED JULY 31, 1997

Please delete the section entitled "Administrative Services" on page 14 and replace it with the following:
      "ADMINISTRATIVE SERVICES. Federated Services Company, Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, through its various subsidiaries, provides the Funds with the administrative personnel and services, portfolio recordkeeping and transfer agency services necessary to operate the Funds. Such services include legal, accounting and other administrative services. Federated Services Company provides these to the Prime Cash Management Fund at an annual rate, computed and payable daily, of 0.05 of 1% of average daily net assets of the Prime Cash Management Fund. Federated Services Company provides the services listed above to the Tax-Free Fund and the U.S. Treasury Fund at an annual rate, computed and payable daily, as specified below:

                                         AVERAGE AGGREGATE DAILY NET
                                        ASSETS OF THE WACHOVIA FUNDS
               MAXIMUM         (EXCLUDING WACHOVIA PRIME CASH MANAGEMENT FUND)
         ADMINISTRATIVE FEE          AND OF THE WACHOVIA MUNICIPAL FUNDS

             0.10 of 1%                   on the first $3.5 billion
             0.06 of 1%              on assets in excess of $3.5 billion

     Federated Services Company may choose voluntarily to waive or reimburse a portion of its fee at any time."

                                                               December 19, 1997


















     Cusip 929901106
     G02165-06 (12/97)
[GRAPHIC OMITTED]


WACHOVIA MONEY MARKET FUND

INSTITUTIONAL SHARES

(A PORTFOLIO OF THE WACHOVIA FUNDS)
SUPPLEMENT TO PROSPECTUS DATED JULY 31, 1997

Please delete the section entitled "Administrative Services" on page 7 and replace it with the following:

      "ADMINISTRATIVE SERVICES. Federated Services Company, Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, through its various subsidiaries, provides the Fund with the administrative personnel and services, portfolio recordkeeping and transfer agency services necessary to operate the Fund. Such services include legal, accounting and other administrative services. Federated Services Company provides these at an annual rate, computed and payable daily, as specified below:

                                         AVERAGE AGGREGATE DAILY NET
                                        ASSETS OF THE WACHOVIA FUNDS
               MAXIMUM         (EXCLUDING WACHOVIA PRIME CASH MANAGEMENT FUND)
         ADMINISTRATIVE FEE          AND OF THE WACHOVIA MUNICIPAL FUNDS

             0.10 of 1%                   on the first $3.5 billion
             0.06 of 1%              on assets in excess of $3.5 billion

     Federated Services Company may choose voluntarily to waive or reimburse a portion of its fee at any time."

                                                               December 19, 1997


















     Cusip 929901205
     Cusip 929901403
     Cusip 929901825
     G02165-04 (12/97)
[GRAPHIC OMITTED]


WACHOVIA MONEY MARKET FUND


WACHOVIA TAX-FREE MONEY MARKET FUND


WACHOVIA U.S. TREASURY MONEY MARKET FUND

INVESTMENT SHARES

(PORTFOLIOS OF THE WACHOVIA FUNDS)
SUPPLEMENT TO PROSPECTUS DATED JULY 31, 1997

Please delete the section entitled "Administrative Services" on page 16 and replace it with the following:

      "ADMINISTRATIVE SERVICES. Federated Services Company, Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, through its various subsidiaries, provides the Funds with the administrative personnel and services, portfolio recordkeeping and transfer agency services necessary to operate the Funds. Such services include legal, accounting and other administrative services. Federated Services Company provides these at an annual rate, computed and payable daily, as specified below:

                                         AVERAGE AGGREGATE DAILY NET
                                        ASSETS OF THE WACHOVIA FUNDS
               MAXIMUM         (EXCLUDING WACHOVIA PRIME CASH MANAGEMENT FUND)
         ADMINISTRATIVE FEE          AND OF THE WACHOVIA MUNICIPAL FUNDS

             0.10 of 1%                   on the first $3.5 billion
             0.06 of 1%              on assets in excess of $3.5 billion

     Federated Services Company may choose voluntarily to waive or reimburse a portion of its fee at any time."

                                                               December 19, 1997